SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 79,551	$ 77,915	$ 73,739
Cost of revenues	60,879	58,539	56,708
Write down of inventory and impairment charges of long lived assets			5,465
Gross profit	18,672	19,376	11,566
Research and development, net	713	995	455
Selling and marketing	3,150	2,899	2,819
General and administrative	9,512	10,110	9,450
Other income	(20)	(13)	(190)
Operating income (loss) from continuing operations	5,317	5,385	(968)
Income (loss) from continuing operations before taxes on income	5,267	5,279	(1,148)
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	79,551	77,915	85,397
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
OEM of Heat Management Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,138	31,032	30,020
Cost of revenues	24,141	23,105	22,662
Write down of inventory and impairment charges of long lived assets
Gross profit	6,997	7,927	7,358
Research and development, net	415	581	455
Selling and marketing	1,520	1,476	1,202
General and administrative	3,158	3,530	3,789
Other income	(20)	(13)	(190)
Operating income (loss) from continuing operations	1,924	2,353	2,102
Financial income (expenses), net
Other expenses
OEM of Heat Management Solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	27,326	27,944	25,993
OEM of Heat Management Solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,812	3,088	4,027
OEM - Electric Motion Systems [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		10,008	11,658
Cost of revenues		8,043	9,388
Gross profit		1,965	2,270
Research and development, net		157	331
Selling and marketing		527	619
General and administrative		1,377	1,499
Other income		21	21
Operating income (loss) from continuing operations		(117)	(200)
OEM - Electric Motion Systems [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		10,008	11,658
OEM - Electric Motion Systems [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Heat Transfer Services and Products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	29,907	27,709	27,603
Cost of revenues	21,600	19,671	20,173
Write down of inventory and impairment charges of long lived assets
Gross profit	8,307	8,038	7,430
Research and development, net	298	414
Selling and marketing	1,145	1,049	1,026
General and administrative	3,093	3,270	3,035
Impairment of goodwill and other intangible assets
Other income
Operating income (loss) from continuing operations	3,771	3,305	3,369
Financial income (expenses), net
Other expenses
Heat Transfer Services and Products [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	29,706	27,529	27,600
Heat Transfer Services and Products [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	111	180	3
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	22,429	22,442	20,146
Cost of revenues	19,224	19,044	17,882
Write down of inventory and impairment charges of long lived assets			5,465
Gross profit	3,205	3,398	(3,201)
Research and development, net
Selling and marketing	485	374	591
General and administrative	3,261	3,310	2,626
Impairment of goodwill and other intangible assets
Other income
Operating income (loss) from continuing operations	(541)	(286)	(6,418)
Financial income (expenses), net
Other expenses
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	22,429	22,442	20,146
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Cost of revenues
Write down of inventory and impairment charges of long lived assets
Gross profit
Research and development, net
Selling and marketing
General and administrative
Impairment of goodwill and other intangible assets
Other income
Operating income (loss) from continuing operations
Financial income (expenses), net	50	(106)	(420)
Other expenses
Amounts not allocated to segments [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Amounts not allocated to segments [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,923)	(3,268)	(4,030)
Cost of revenues	(4,086)	(3,281)	(4,009)
Write down of inventory and impairment charges of long lived assets
Gross profit	163	13	(21)
Research and development, net
Selling and marketing
General and administrative
Impairment of goodwill and other intangible assets
Other income
Operating income (loss) from continuing operations	163	13	(21)
Financial income (expenses), net
Other expenses
Elimination from inter companies sale [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,923)	(3,268)	(4,030)
Adjustment To Consolidated Financial Statements [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		(10,008)	(11,658)
Cost of revenues		(8,043)	(9,388)
Gross profit		(1,965)	(2,270)
Research and development, net		(157)	(331)
Selling and marketing		(527)	(619)
General and administrative		(1,377)	(1,499)
Impairment of goodwill and other intangible assets
Other income		(21)	(21)
Operating income (loss) from continuing operations		117	200
Adjustment To Consolidated Financial Statements [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		(10,008)	(11,658)
Adjustment To Consolidated Financial Statements [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues